Note 9. Net Operating Losses	3 Months Ended
Aug. 31, 2013
Notes
Note 9. Net Operating Losses	NOTE 9. NET OPERATING LOSSES As of August 31, 2013, the Company has a net operating loss carry-forward of approximately $3,892,826, which will expire 20 years from the date the loss was incurred.